Accounts receivable and contract assets - Schedule of Accounts Receivables and Contract Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Accounts Receivable, after Allowance for Credit Loss, Current [Abstract]
Accounts receivables	$ 1,630	$ 1,968
Contract assets	301	292
Total	$ 1,931	$ 2,260